Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000741375_SupplementTextBlock

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

Risk/Return [Heading]	rr_RiskReturnHeading	Limited Duration Portfolio
Expense [Heading]	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 43 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H.
Expense Example [Heading]	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Example:"
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	With respect to the Limited Duration Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	512
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,474
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.
Past One Year	rr_AverageAnnualReturnYear01	(1.17%)	[1]
Past Five Years	rr_AverageAnnualReturnYear05	(3.03%)	[1]
Past Ten Years	rr_AverageAnnualReturnYear10		[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.83%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007	[1]
Class H
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	487
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	672
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,452

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.